Stockholders' Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity

11    Stockholders’ Equity

In the six months ended June 30, 2023, the Company declared a dividend of $0.75 per share of common stock in February and May amounting to $30.4 million. In the six months ended June 30, 2022, the Company declared a dividend of $0.75 per share of common stock in February and May amounting to $31.1 million. The Company issued 20 and 56 shares of common stock pursuant to its dividends reinvestment plan in the six months ended June 30, 2023 and June 30, 2022, respectively.

In June 2022, the Company announced a share repurchase program of up to $100 million of the Company’s common stock. The Company had repurchased 466,955 shares of the Company’s common stock in the open market for $28.6 million until December 31, 2022. In the six months ended June 30, 2023, the Company repurchased an additional 597,697 shares for $36.0 million, out of which 3,400 shares valued at $0.2 million remained unsettled as of June 30, 2023.

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods.

On March 16, 2021, the Company granted 40,000 shares to certain employees of the Manager, out of which 10,000 fully vested on the grant date, 1,050 were forfeited and 9,650 restricted shares vested on December 31, 2021. An additional 224 restricted shares were forfeited in the year ended December 31, 2022 and the remaining 19,076 restricted shares vested on December 31, 2022. On December 14, 2022, the Company granted 100,000 fully vested shares to executive officers. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date. Stock based compensation expenses of nil and $0.2 million were recognized under “General and administrative expenses” in the condensed consolidated statements of income in the six months period ended June 30, 2023 and June 30, 2022, respectively. No restricted stock are issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During the six months ended June 30, 2023 and June 30, 2022, none of the directors elected to receive their compensation in Company shares.